Segment Information (Geographical Revenues and Income before Income Taxes) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Revenue	¥ 725,499	¥ 633,180	¥ 1,517,796	¥ 1,221,125
Robeco Groep N.V. | The Americas
Segment Reporting Information [Line Items]
Revenue	25,263	22,787	50,433	47,184
Robeco Groep N.V. | Other Countries
Segment Reporting Information [Line Items]
Revenue	¥ 21,111	¥ 17,095	¥ 40,320	¥ 36,867